Losses Per Share (Tables)	6 Months Ended
Jun. 30, 2021
Schedule of basic losses per share

	Six Months Ended June 30,
	2021	2020
Weighted average number of outstanding ordinary shares in issue	729,239,181	685,285,841
Net loss attributable to the Company (US$’000)	(102,397)	(49,694)
Losses per share attributable to the Company (US$ per share)	(0.14)	(0.07)